11. Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of long-term debt
	2015	2014

Note payable FHLB dated 08/23/05 for $750 with an annual interest rate of 0%, due 08/24/2020. The note requires monthly principal payments and was granted as part of the FHLB’s Affordable Housing Program.	$198	$250

Note payable FHLB dated 08/29/12 for $12,500 with an annual interest rate of 3.53%, due 08/29/19. The note requires quarterly interest payments.	12,500	12,500

Note payable FHLB dated 08/29/12 for $12,500 with an annual interest rate of 3.70%, due 08/29/19. The note requires quarterly interest payments.	12,500	12,500

Note payable FHLB dated 08/29/12 for $5,000 with an annual interest rate of 2.73%, due 08/29/18. The note requires quarterly interest payments	5,000	5,000

Note payable FHLB dated 08/29/12 for $5,000 with an annual interest rate of 3.74%, due 08/29/19. The note requires quarterly interest payments.	5,000	5,000

Note payable FHLB dated 08/29/12 for $7,500 with an annual interest rate of 2.43%, due 08/29/17. The note requires quarterly interest payments.	7,500	7,500

Note payable FHLB dated 08/29/12 for $5,000 with an annual interest rate of 2.86%, due 08/29/18. The note requires quarterly interest payments.	5,000	5,000

Total	$47,698	$47,750

Contractual maturities of long-term debt
2016	$—
2017	7,552
2018	10,053
2019	30,053
2020	40

$47,698